INTANGIBLE ASSETS - Summary of intangible assets (Detail) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 34,185,000	¥ 14,185,000
Less: Accumulated amortization	(5,422,000)	(4,277,000)
Accumulated impairment loss	(9,831,000)	(9,831,000)
Finite-Lived Intangible Assets, Net	18,932,000	77,000
Student Base [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	12,510,000	12,510,000
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,675,000	1,675,000
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 20,000,000	¥ 0